SUBSEQUENT EVENTS (Details)			1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 23, 2017 USD ($)	Feb. 14, 2017 USD ($) shares	Feb. 28, 2017 USD ($)	Jan. 31, 2017 shares	Mar. 16, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Mar. 28, 2017 USD ($)	Jan. 10, 2017 USD ($) shares	Jan. 10, 2017 EUR (€) shares	Jan. 06, 2017 shares	Dec. 08, 2016 USD ($)
Subsequent Event [Line Items]
Common stock issued for services, amount						$ 171,752
Adaptive Business Solutions, LLC [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Stock payable, value											$ 60,000
Rosellini Scientific, LLC [Member] | MicroTransponder, Inc. [Member]
Subsequent Event [Line Items]
Shares of stock held as investment | shares						167
Rosellini Scientific, LLC [Member] | Emeritus Clinical Solutions, Inc. [Member]
Subsequent Event [Line Items]
Shares of stock held as investment | shares						175
Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Common stock issued for services, amount					$ 175,836
Common stock issued for services, shares | shares					175,836
Term of agreement					6 months
Subsequent Event [Member] | Sichenzia Ross Ference Kesner, LLP [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Common stock issued for services, amount			$ 12,500
Professional fees	$ 40,000
Stock payable, value	20,000
Accrued professional fees	$ 20,000
Payments for professional fees			$ 12,500
Subsequent Event [Member] | ACORN Management Partners, LLC [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Common stock issued for services, amount		$ 125,000
Common stock issued for services, shares | shares		125,000
Professional fees		$ 7,500
Subsequent Event [Member] | Adaptive Business Solutions, LLC [Member]
Subsequent Event [Line Items]
Common stock issued for services, shares | shares				38,336
Subsequent Event [Member] | Rosellini Scientific, LLC [Member] | MicroTransponder, Inc. [Member]
Subsequent Event [Line Items]
Shares of stock held as investment | shares										100
Subsequent Event [Member] | Rosellini Scientific, LLC [Member] | Emeritus Clinical Solutions, Inc. [Member]
Subsequent Event [Line Items]
Shares of stock held as investment | shares										389
Subsequent Event [Member] | Rosellini Scientific, LLC [Member] | NMB [Member] | Nexeon Europe [Member]
Subsequent Event [Line Items]
Shares owned by RS | shares								107,154	107,154
Consideration for right to purchase								$ 1,000
Loan amount							$ 592,059		€ 1,000,000
Interest rate								5.00%	5.00%